INCOME TAXES (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Excess of unused exploration expenditures over carrying value of mineral property interests	$ 2,651,176	$ 2,646,167
Excess of undepreciated capital cost over carrying value of fixed assets	698,593	698,593
Non-refundable mining investment tax credits	247	247
Non-capital losses carried forward	4,763,960	4,646,655
Capital losses carried forward	1,368,931	1,368,931
Unrecognized deductible temporary differences	$ 9,482,907	$ 9,360,593